Shareholder Report Holdings in Thousands	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SP Funds Trust
Entity Central Index Key	0001989916
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
SP Funds 2030 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2030 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptax/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2030 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptax/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2030 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2030 Index. During the fiscal year the fund returned 12.15% compared to Dow Jones Target 2030 Index returning 9.79%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance during the period was influenced by equity and fixed income market conditions, including interest rate movements, consistent with its more conservative asset allocation as it approaches its target date. The Fund’s glide path, which emphasizes capital preservation relative to longer-dated target date funds, also impacted overall results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Since Inception (6/28/24)
SP Funds 2030 Target Date Fund	12.15%	9.88%
Dow Jones Target 2030 Index	9.79%	8.68%
S&P 500® Total Return Index	21.45%	19.79%
Bloomberg U.S. Aggregate Bond Index	6.16%	6.56%

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,539,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 19,320
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$5,539
Number of Holdings	6
Total Advisory Fee	$19,320
Portfolio Turnover	7%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds Dow Jones Global Sukuk ETF	45.5
SP Funds S&P 500 Sharia Industry Exclusions ETF	20.8
SP Funds S&P Global REIT Sharia ETF	9.4
SP Funds S&P Global Technology ETF	7.2
SP Funds S&P World (ex-US) ETF	7.1
SPDR Gold Shares	2.2

Material Fund Change [Text Block]	How Has the Fund Changed? There were no material changes during the reporting period.
Updated Prospectus Web Address	Visit https://www.sp-funds.com/sptax/ for more recent performance information.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds 2030 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2030 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptmx/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2030 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptmx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2030 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2030 Index. During the fiscal year the fund returned 12.59% compared to Dow Jones Target 2030 Index returning 9.79%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance during the period was influenced by equity and fixed income market conditions, including interest rate movements, consistent with its more conservative asset allocation as it approaches its target date. The Fund’s glide path, which emphasizes capital preservation relative to longer-dated target date funds, also impacted overall results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Since Inception (8/29/24)
SP Funds 2030 Target Date Fund	12.59%	9.88%
Dow Jones Target 2030 Index	9.79%	8.68%
S&P 500® Total Return Index	21.45%	20.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	3.96%

Performance Inception Date	Aug. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,539,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 19,320
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$5,539
Number of Holdings	6
Total Advisory Fee	$19,320
Portfolio Turnover	7%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds Dow Jones Global Sukuk ETF	45.5
SP Funds S&P 500 Sharia Industry Exclusions ETF	20.8
SP Funds S&P Global REIT Sharia ETF	9.4
SP Funds S&P Global Technology ETF	7.2
SP Funds S&P World (ex-US) ETF	7.1
SPDR Gold Shares	2.2

Material Fund Change [Text Block]	How Has the Fund Changed? There were no material changes during the reporting period.
Updated Prospectus Web Address	Visit https://www.sp-funds.com/sptmx/ for more recent performance information.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds 2040 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2040 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptbx/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2040 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptbx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2040 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2040 Index. During the fiscal year the fund returned 23.59% compared to Dow Jones Target 2040 Index returning 13.56%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance was driven by equity and fixed income market conditions, reflecting its balanced asset allocation and glide path positioning. Equity market performance and changes in interest rates influenced returns across the Fund’s underlying investments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Since Inception (6/28/24)
SP Funds 2040 Target Date Fund	23.59%	12.96%
Dow Jones Target 2040 Index	13.56%	13.68%
S&P 500® Total Return Index	21.45%	19.79%
Bloomberg U.S. Aggregate Bond Index	6.16%	6.56%

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,678,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 9,719
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$3,678
Number of Holdings	5
Total Advisory Fee	$9,719
Portfolio Turnover	1%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	33.0
SP Funds S&P Global Technology ETF	31.0
SP Funds S&P World (ex-US) ETF	18.3
SP Funds S&P Global REIT Sharia ETF	4.6
SP Funds Dow Jones Global Sukuk ETF	4.5

Material Fund Change [Text Block]	How Has the Fund Changed? There were no material changes during the reporting period.
Updated Prospectus Web Address	Visit https://www.sp-funds.com/sptbx/ for more recent performance information.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds 2040 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2040 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptnx/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2040 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptnx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2040 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2040 Index. During the fiscal year the fund returned 24.20% compared to Dow Jones Target 2040 Index returning 13.56%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance was driven by equity and fixed income market conditions, reflecting its balanced asset allocation and glide path positioning. Equity market performance and changes in interest rates influenced returns across the Fund’s underlying investments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Since Inception (8/29/24)
SP Funds 2040 Target Date Fund	24.20%	19.34%
Dow Jones Target 2040 Index	13.56%	11.85%
S&P 500® Total Return Index	21.45%	20.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	3.96%

Performance Inception Date	Aug. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,678,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 9,719
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$3,678
Number of Holdings	5
Total Advisory Fee	$9,719
Portfolio Turnover	1%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	33.0
SP Funds S&P Global Technology ETF	31.0
SP Funds S&P World (ex-US) ETF	18.3
SP Funds S&P Global REIT Sharia ETF	4.6
SP Funds Dow Jones Global Sukuk ETF	4.5

Material Fund Change [Text Block]	How Has the Fund Changed? There were no material changes during the reporting period.
Updated Prospectus Web Address	Visit https://www.sp-funds.com/sptnx/ for more recent performance information.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds 2050 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2050 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptcx/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2050 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptcx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2050 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2050 Index. During the fiscal year the fund returned 22.72% compared to Dow Jones Target 2050 Index returning 16.64%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance was primarily influenced by equity market conditions, given its higher allocation to growth-oriented investments consistent with its longer time horizon. Interest rate movements affecting fixed income holdings also contributed to results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Since Inception (6/28/24)
SP Funds 2050 Target Date Fund	22.72%	11.14%
Dow Jones Target 2050 Index	16.64%	16.36%
S&P 500® Total Return Index	21.45%	19.79%
Bloomberg U.S. Aggregate Bond Index	6.16%	6.56%

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,080,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 7,607
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$3,080
Number of Holdings	5
Total Advisory Fee	$7,607
Portfolio Turnover	49%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.5
SP Funds S&P Global Technology ETF	32.6
SP Funds S&P World (ex-US) ETF	19.2
SP Funds Dow Jones Global Sukuk ETF	4.8
SP Funds S&P Global REIT Sharia ETF	4.7

Material Fund Change [Text Block]	How Has the Fund Changed? There were no material changes during the reporting period.
Updated Prospectus Web Address	Visit https://www.sp-funds.com/sptcx/ for more recent performance information.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds 2050 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2050 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptox/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2050 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptox/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund	$43	0.45%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2050 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2050 Index. During the fiscal year the fund returned 19.28% compared to Dow Jones Target 2050 Index returning 15.73%. During that same time period the S&P 500® Total Return Index had a 17.75% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.65%.

What Factors Influenced Performance?

The Fund’s performance was primarily influenced by equity market conditions, given its higher allocation to growth-oriented investments consistent with its longer time horizon. Interest rate movements affecting fixed income holdings also contributed to results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (12/18/24)
SP Funds 2050 Target Date Fund	19.28%
Dow Jones Target 2050 Index	15.73%
S&P 500® Total Return Index	17.75%
Bloomberg U.S. Aggregate Bond Index	6.65%

Performance Inception Date	Dec. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,080,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 7,607
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$3,080
Number of Holdings	5
Total Advisory Fee	$7,607
Portfolio Turnover	49%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.5
SP Funds S&P Global Technology ETF	32.6
SP Funds S&P World (ex-US) ETF	19.2
SP Funds Dow Jones Global Sukuk ETF	4.8
SP Funds S&P Global REIT Sharia ETF	4.7

Material Fund Change [Text Block]	How Has the Fund Changed? There were no material changes during the reporting period.
Updated Prospectus Web Address	Visit https://www.sp-funds.com/sptox/ for more recent performance information.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds S&P Global Technology ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P Global Technology ETF
Class Name	SP Funds S&P Global Technology ETF
Trading Symbol	SPTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds S&P Global Technology ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/spte/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds S&P Global Technology ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/spte/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global Technology ETF	$65	0.55%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the period ending October 31, 2025, the S&P 500 Global Technology ETF (SPTE) sought to track the performance of the S&P Global 1200 Shariah Information Technology Capped Index. During the fiscal year the fund returned 36.62% compared to the S&P Global 1200 Shariah Information Technology Capped Index returning 41.44%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return.

What Factors Influenced Performance?

The Fund’s performance during the period was influenced primarily by U.S. equity market conditions and the performance of large-capitalization stocks included in its underlying index. Sector-level performance and the Fund’s index-based exclusions also contributed to differences in returns relative to the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Since Inception (11/30/23 )
SP Funds S&P Global Technology ETF	36.62%	37.19%
S&P Global 1200 Shariah Information Technology (Sector) Capped (USD) TR	41.44%	37.01%
S&P 500® Total Return Index	21.45%	25.04%

Performance Inception Date	Nov. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 82,911,000
Holdings Count | Holdings	91
Advisory Fees Paid, Amount	$ 303,240
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$82,911
Number of Holdings	91
Total Advisory Fee	$303,240
Portfolio Turnover	31%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	11.4
Apple, Inc.	11.2
Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Microsoft Corp.	10.5
ASML Holding NV	6.3
Broadcom, Inc.	4.9
SAP SE	4.2
MediaTek, Inc.	3.6
Delta Electronics, Inc.	3.2
Advantest Corp.	1.8

Material Fund Change [Text Block]	How Has the Fund Changed? There were no material changes during the reporting period.
Updated Prospectus Web Address	Visit https://www.sp-funds.com/spte/ for more recent performance information.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds S&P World (ex-US) ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P World (ex-US) ETF
Class Name	SP Funds S&P World (ex-US) ETF
Trading Symbol	SPWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds S&P World (ex-US) ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/spwo/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds S&P World (ex-US) ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/spwo/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P World (ex-US) ETF	$72	0.55%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the period ending October 31, 2024, the SP Funds S&P World (ex-US) ETF aimed to track the performance of the S&P DM Ex-U.S. & EM 50/50 Shariah Index. During the fiscal year the fund returned 21.82% compared to S&P DM Ex-U.S. & EM 50/50 Shariah Index 20.29%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return.

What Factors Influenced Performance?

The Fund’s performance was driven by equity market conditions in international developed and emerging markets, as well as currency movements affecting non-U.S. securities. Regional market performance and sector allocation within the underlying index also influenced overall results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Since Inception (12/19/23)
SP Funds S&P World (ex-US) ETF	21.82%	19.39%
S&P DM Ex-U.S. & EM 50/50 Shariah Index	20.29%	18.21%
S&P 500® Total Return Index	21.45%	22.91%

Performance Inception Date	Dec. 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 83,685,000
Holdings Count | Holdings	391
Advisory Fees Paid, Amount	$ 278,006
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$83,685
Number of Holdings	391
Total Advisory Fee	$278,006
Portfolio Turnover	39%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7
Alibaba Group Holding Ltd.	5.2
ASML Holding NV	2.5
Samsung Electronics Co. Ltd.	2.2
SAP SE	1.5
AstraZeneca PLC	1.5
Nestle SA	1.5
PDD Holdings, Inc.	1.4
Roche Holding AG	1.4
Novartis AG	1.4

Material Fund Change [Text Block]	How Has the Fund Changed? There were no material changes during the reporting period.
Updated Prospectus Web Address	Visit https://www.sp-funds.com/spwo/ for more recent performance information.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.